Revenue Recognition	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Revenue Recognition	Revenue Recognition
Disaggregation of revenues
The following table depicts the disaggregation of revenue according to customer type and is consistent with how we evaluate our financial performance. We believe this depicts how the nature, amount, timing and uncertainty of revenue and cash flows are affected by economic factors.

	Year Ended December 31, 2021
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$543,881	$—	$—	$—	$543,881
Transferred at a point in time	—	2,479	1,284	1,539	5,302
Total	$543,881	$2,479	$1,284	$1,539	$549,183

	Year Ended December 31, 2020
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$356,265	$—	$—	$—	$356,265
Transferred at a point in time	—	1,965	3,386	2,563	7,914
Total	$356,265	$1,965	$3,386	$2,563	$364,179

	Year Ended December 31, 2019
	Subscriptions	Advertising	Revenue Share (Related Party)	Revenue Share (Third-party)	Total
Timing of transfer:
Transferred over time	$260,640	$—	$—	$—	$260,640
Transferred at a point in time	—	2,669	6,825	2,089	11,583
Total	$260,640	$2,669	$6,825	$2,089	$272,223
Revenue recognition by subscription type was as follows:

	Year Ended December 31,
	2021	2020	2019
Lifetime subscriptions	$192,273	$134,525	$98,578
Term subscriptions	351,608	221,740	162,062
Non-subscription revenue	5,302	7,914	11,583
Total	$549,183	$364,179	$272,223
Revenue for the Lifetime and Term subscription types are determined based on the terms of the subscription agreements. Non-subscription revenue consists of revenue from advertising and other revenue.
Net revenue by principal geographic areas was as follows:

	Year Ended December 31,
	2021	2020	2019
United States	$547,026	$361,547	$265,647
International	2,157	2,632	6,576
Total	$549,183	$364,179	$272,223
Revenue by location is determined by the billing entity for the customer.
Contract Balances
The timing of revenue recognition, billings, cash collections and refunds affects the recognition of accounts receivable, contract assets and deferred revenue. Our current deferred revenue balance in the consolidated balance sheets includes an obligation for refunds for contracts where the provision for refund has not lapsed. Accounts receivable, deferred revenue and obligation for refunds are as follows:

	As of December 31,
	2021	2020	2019
Contract balances
Accounts receivable	$7,805	$12,398	$7,332
Obligations for refunds	5,590	3,448	2,214
Deferred revenue – current	311,543	274,819	190,778
Deferred revenue – non-current	393,043	254,481	160,907
We recognized $289,728 and $190,778 of revenue during the years ended December 31, 2021 and 2020, respectively, that was included within the beginning contract liability balance of the respective periods. The Company has collected all amounts included in deferred revenue other than $7,805 and $12,398 as of December 31, 2021 and 2020, respectively, related to the timing of cash settlement with credit card processors.
Assets Recognized from Costs to Obtain a Contract with a Customer
The following table presents the opening and closing balances of our capitalized costs associated with contracts with customers:

Balance at January 1, 2019	$35,565
Royalties and sales commissions – additions	18,984
Revenue share and cost per acquisition fees – additions	6,284
Amortization of capitalized costs	(18,519)
Balance at December 31, 2019	$42,314
Royalties and sales commissions – additions	43,273
Revenue share and cost per acquisition fees – additions	52,193
Amortization of capitalized costs	(30,544)
Balance at December 31, 2020	$107,236
Royalties and sales commissions – additions	68,938
Revenue share and cost per acquisition fees – additions	98,747
Amortization of capitalized costs	(71,850)
Balance at December 31, 2021	$203,071
We did not recognize any impairment on capitalized costs associated with contracts with customers for the years ended December 31, 2021, 2020 and 2019.
Remaining Performance Obligations
As of December 31, 2021, the Company had $710,176 of remaining performance obligations presented as deferred revenue in the consolidated balance sheets. We expect to recognize approximately 45% of that amount as revenues over the next twelve months, with the remainder recognized thereafter.